Risk/Return Detail Data - FidelityAssetManagerFunds-AMCIZComboPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20%
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Asset Manager® 20% /Fidelity Advisor Asset Manager® 20% A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate	24.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees .
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	6.77%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.38%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.25%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.77%
1 year	$ 649
3 years	807
5 years	978
10 years	1,474
1 Year	649
3 Years	807
5 Years	978
10 Years	$ 1,474
2014	3.71%
2015	(0.60%)
2016	4.38%
2017	6.66%
2018	(1.96%)
2019	10.32%
2020	8.29%
2021	3.72%
2022	(10.51%)
2023	7.66%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.52%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 255
3 years	480
5 years	829
10 years	1,610
1 Year	155
3 Years	480
5 Years	829
10 Years	$ 1,610
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.02%
1 year	$ 450
3 years	663
5 years	894
10 years	1,554
1 Year	450
3 Years	663
5 Years	894
10 Years	$ 1,554
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.52%
1 year	$ 53
3 years	167
5 years	291
10 years	653
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.45%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.46%
1 year	$ 47
3 years	148
5 years	258
10 years	579
1 Year	47
3 Years	148
5 Years	258
10 Years	$ 579
Annual Return, Inception Date	Oct. 02, 2018
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Return Before Taxes | Fidelity Advisor Asset Manager 20% - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.47%
Past 5 years	2.39%
Past 10 years	2.39%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Return Before Taxes | Fidelity Advisor Asset Manager 20% - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.85%
Past 5 years	2.82%
Past 10 years	2.37%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Return Before Taxes | Fidelity Advisor Asset Manager 20% - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.59%
Past 5 years	2.60%
Past 10 years	2.36%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Return Before Taxes | Fidelity Advisor Asset Manager 20% - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.93%
Past 5 years	3.87%
Past 10 years	3.26%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Return Before Taxes | Fidelity Advisor Asset Manager 20% - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.95%
Past 5 years	3.96%
Since Inception	3.23%	[5]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions | Fidelity Advisor Asset Manager 20% - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	0.35%
Past 5 years	1.47%
Past 10 years	1.37%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 20% - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.92%
Past 5 years	1.53%
Past 10 years	1.49%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | F0056
Risk/Return:
Label	Fidelity Asset Manager 20% Composite Index℠
Past 1 year	8.69%
Past 5 years	3.83%
Past 10 years	3.28%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B Adjusted to reflect current fees .
[3]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.16%, 0.16%, 0.14%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .